Document and Entity Information	Jan. 15, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 15, 2020
Registrant Name	IndexIQ Active ETF Trust
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 15, 2020
Document Effective Date	Jan. 15, 2020
Prospectus Date	Jul. 22, 2019
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus:
Trading Symbol	ULTR